CONCENTRATIONS - Insurance carriers (Details) - item	6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024
Supplier Concentration Risk
Concentration Risk
Number of suppliers	0	0
Revenue | Customer concentration | A
Concentration Risk
Concentration of risk	39.00%
Revenue | Customer concentration | B
Concentration Risk
Concentration of risk	36.00%
Revenue | Customer concentration | C
Concentration Risk
Concentration of risk	10.00%
Revenue | Customer concentration | D
Concentration Risk
Concentration of risk		49.00%
Revenue | Customer concentration | E
Concentration Risk
Concentration of risk		15.00%
Revenue | Customer concentration | F
Concentration Risk
Concentration of risk		15.00%
Accounts Receivable | Customer concentration
Concentration Risk
Number of insurance carriers	5		3
Accounts Receivable | Customer concentration | Five insurance carriers
Concentration Risk
Concentration of risk	99.20%
Accounts Receivable | Customer concentration | Three insurance carriers
Concentration Risk
Concentration of risk			99.90%